SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSEQUENT EVENT [Text Block]
16.	SUBSEQUENT EVENT

On February 8, 2018, Western issued 2,905,066 units at a price of $1.15 per unit for gross proceeds of $3.34 million. Each unit consisted of one common share of the Company and half of one non-transferable warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $1.75 until February 8, 2020.